As filed with the Securities and Exchange Commission on March 19, 2012

Securities Act Registration Statement No. 033-66528

Investment Company Act File No. 811-07912

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

_________________

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment	☐
Post-Effective Amendment No. 47	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 48	☒

(Check appropriate box or boxes)

_________________

OLD WESTBURY FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

760 Moore Road

King of Prussia, PA 19406

(Address of Principal Executive Offices, including Zip Code)

_________________

Steven L. Williamson, Esq.

Bessemer Investment Management LLC

630 Fifth Avenue

New York, New York 10111

(Name and Address of Agent for Service)

COPY TO:

Robert M. Kurucza, Esq.

Goodwin Procter LLP

901 New York Avenue, NW

Washington, D.C. 20001

_________________

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485; or

☐	On (date) pursuant to paragraph (b) of Rule 485; or

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485; or

☐	On (date) pursuant to paragraph (a)(1) of Rule 485; or

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or

☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 47 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 46 to the Corporation’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 19th day of March, 2012.

OLD WESTBURY FUNDS, INC.

By:

Marc D. Stern, President*

Pursuant to the requirements of the 1933 Act, this Amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 19th day of March, 2012.

Name	Title	Date

	President*	March 19, 2012
Marc D. Stern

	Director*	March 19, 2012
Patricia Francy

	Director*	March 19, 2012
Robert M. Kaufman

	Director*	March 19, 2012
Eugene P. Beard

	Director*	March 19, 2012
John R. Whitmore

	Director*	March 19, 2012
Stephen M. Watson

	Director*	March 19, 2012
J. David Officer

	Treasurer, Principal Financial Officer*	March 19, 2012
Peter C. Artemiou

*By:   /s/ Steven L. Williamson

Steven L. Williamson

As Attorney-in-Fact

March 19, 2012

EXHIBIT INDEX

Exhibit No.	Description

101. INS	XBRL Instance Document
101. SCH	XBRL Taxonomy Extension Schema Document
101. DEF	XBRL Taxonomy Extension Definition Linkbase
101. LAB	XBRL Taxonomy Extension Label Linkbase
101. PRE	XBRL Taxonomy Extension Presentation Linkbase